International Growth and Income FundSM
Investment portfolio
September 30, 2020
unaudited
Common stocks 93.20% Financials 17.03%	Shares	Value (000)
AIA Group Ltd.[1]	27,003,200	$266,013
Euronext NV1	1,443,128	180,389
Ping An Insurance (Group) Company of China, Ltd., Class H1	14,506,500	149,652
Zurich Insurance Group AG1	416,758	144,901
EQT AB1	7,024,008	135,941
Toronto-Dominion Bank (CAD denominated)	2,661,866	123,243
AXA SA1	5,848,159	107,959
HDFC Bank Ltd.[1,2]	7,184,091	105,858
Sberbank of Russia PJSC (ADR)[1,2]	9,042,503	105,496
UBS Group AG1	9,104,974	101,645
Prudential PLC[1]	7,056,093	100,738
B3 SA - Brasil, Bolsa, Balcao	8,610,000	84,338
Hong Kong Exchanges and Clearing Ltd.[1]	1,793,100	84,284
Partners Group Holding AG1	81,410	74,911
Hiscox Ltd.[1,2]	5,944,396	68,419
Deutsche Boerse AG1	370,081	64,993
London Stock Exchange Group PLC[1]	556,062	63,614
Aviva PLC[1]	16,938,971	62,288
HDFC Life Insurance Company Ltd.[1,2]	8,185,000	62,104
Moscow Exchange MICEX-RTS PJSC[1]	26,112,700	49,151
Kotak Mahindra Bank Ltd.[1,2]	2,755,000	47,419
UniCredit SpA[1,2]	4,960,623	40,909
Intercontinental Exchange, Inc.	408,399	40,860
Macquarie Group Ltd.[1]	471,154	40,471
Banco Bilbao Vizcaya Argentaria, SA1	13,952,229	38,561
Fairfax Financial Holdings Ltd., subordinate voting shares	127,533	37,554
Société Générale[1,2]	2,701,018	35,742
Tokio Marine Holdings, Inc.[1]	770,800	33,755
FinecoBank SpA[1,2]	2,260,000	31,097
3i Group PLC[1]	2,374,904	30,486
Barclays PLC[1,2]	24,193,751	30,444
Brookfield Asset Management Inc., Class A (CAD denominated)	845,687	27,983
Bank of Nova Scotia (CAD denominated)	607,620	25,244
DNB ASA[1,2]	1,796,269	24,810
M&G PLC[1]	11,780,149	24,110
Discovery Ltd.[1]	3,070,754	23,426
Banco Santander, SA1	11,549,853	21,517
TMX Group Ltd.	201,112	20,683
Resona Holdings, Inc.[1,3]	5,851,100	19,941
BB Seguridade Participações SA	4,565,000	19,728
Investor AB, Class B1	257,152	16,768
Lloyds Banking Group PLC[1,2]	48,993,478	16,626
QBE Insurance Group Ltd.[1]	1,822,679	11,280
ING Groep NV1,2	1,393,014	9,864
International Growth and Income Fund — Page 1 of 9

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
ICICI Bank Ltd. (ADR)[2]	422,745	$4,156
Piraeus Bank SA1,2	12,030	15
		2,809,386
Information technology 13.49%
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	55,345,506	831,211
ASML Holding NV1	963,604	355,314
Tokyo Electron Ltd.[1,3]	889,500	232,808
SAP SE1	718,975	111,961
Broadcom Inc.	290,264	105,749
Edenred SA1	1,984,262	89,025
PagSeguro Digital Ltd., Class A2	2,253,602	84,983
Vanguard International Semiconductor Corp.[1]	22,758,250	75,935
Keyence Corp.[1]	158,500	73,868
TDK Corp.[1]	656,300	71,769
Temenos AG1	305,802	41,181
Logitech International SA1	511,994	39,620
Nokia Corp.[1,2]	8,318,524	32,605
MediaTek Inc.[1]	1,428,000	30,112
NetEase, Inc.[1]	1,404,500	25,194
Infosys Ltd. (ADR)	849,745	11,735
Nemetschek SE1	98,360	7,204
Capita PLC[1,2]	7,358,191	2,883
Largan Precision Co., Ltd.[1]	15,000	1,753
		2,224,910
Consumer discretionary 11.36%
Alibaba Group Holding Ltd.[1,2]	4,667,200	172,587
Wynn Macau, Ltd.[1,2]	102,692,400	164,387
Evolution Gaming Group AB1	2,233,946	147,664
LVMH Moët Hennessy-Louis Vuitton SE1	308,282	144,121
Midea Group Co., Ltd., Class A1	10,792,366	115,390
Ocado Group PLC[1,2]	2,693,022	95,171
Renault SA1,2	3,378,861	87,216
adidas AG1,2	237,218	76,779
Valeo SA, non-registered shares[1]	2,404,334	73,484
Gree Electric Appliances, Inc. of Zhuhai, Class A1	8,840,255	69,478
Sands China Ltd.[1]	17,044,800	66,326
Naspers Ltd., Class N1,2	362,081	63,863
Sony Corp.[1]	786,900	60,186
Peugeot SA1,2	3,204,474	57,778
InterContinental Hotels Group PLC[1,2]	1,074,421	56,408
Restaurant Brands International Inc. (CAD denominated)	919,993	52,841
Cie. Financière Richemont SA, Class A1	741,926	49,695
Paltac Corp.[1]	980,100	49,468
B&M European Value Retail SA1	7,690,148	48,931
MGM China Holdings, Ltd.[1,3]	35,633,600	44,247
Prosus NV1,2	362,081	33,390
Li Ning Co. Ltd.[1]	6,239,048	29,276
OPAP SA1	3,030,177	28,740
Barratt Developments PLC[1]	3,326,034	20,337
Sodexo SA1	280,900	20,004
HUGO BOSS AG1	707,681	17,722
International Growth and Income Fund — Page 2 of 9

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Galaxy Entertainment Group Ltd.[1]	2,495,000	$16,887
Industria de Diseño Textil, SA1	425,988	11,844
		1,874,220
Consumer staples 10.11%
British American Tobacco PLC[1]	12,007,240	431,576
Nestlé SA1	2,319,541	275,188
Philip Morris International Inc.	2,680,275	200,994
Pernod Ricard SA1	846,264	135,055
Anheuser-Busch InBev SA/NV1	2,191,416	118,287
Associated British Foods PLC[1]	4,775,234	115,030
Kweichow Moutai Co., Ltd., Class A1	467,763	114,991
Carlsberg A/S, Class B1	668,900	90,068
Unilever PLC[1]	1,387,631	85,503
Bakkafrost P/F1,2	439,578	28,351
Unilever NV (EUR denominated)[1]	398,766	24,074
Reckitt Benckiser Group PLC[1]	243,963	23,785
Danone SA1	223,576	14,461
X5 Retail Group NV (GDR)[1]	273,367	10,113
		1,667,476
Health care 9.02%
AstraZeneca PLC[1]	3,995,849	434,912
Sanofi[1]	1,768,861	177,362
Novartis AG1	1,645,421	142,989
Novo Nordisk A/S, Class B1	1,667,987	115,861
Koninklijke Philips NV (EUR denominated)[1,2]	2,333,342	109,924
Bayer AG1	1,657,037	103,566
GlaxoSmithKline PLC[1]	4,530,226	84,860
HOYA Corp.[1]	687,300	77,472
Fisher & Paykel Healthcare Corp. Ltd.[1]	1,966,417	43,284
Hypera SA, ordinary nominative	6,398,800	33,977
Coloplast A/S, Class B1	195,235	30,876
Hutchison China MediTech Ltd. (ADR)[2]	814,968	26,324
Shionogi & Co., Ltd.[1]	468,700	25,076
ORPEA Group, non-registered shares[1,2]	204,326	23,207
Takeda Pharmaceutical Company, Ltd.[1]	577,700	20,579
Mettler-Toledo International Inc.[2]	19,037	18,385
Roche Holding AG, nonvoting, non-registered shares[1]	36,023	12,325
Galapagos NV1,2	42,032	5,970
		1,486,949
Industrials 8.60%
BAE Systems PLC[1]	27,271,221	168,686
Airbus SE, non-registered shares[1,2]	2,258,519	163,934
ABB Ltd[1]	6,330,399	160,444
SMC Corp.[1]	230,600	128,342
Safran SA1,2	759,846	74,772
Rheinmetall AG1	787,420	70,992
Ryanair Holdings PLC (ADR)[2]	831,073	67,949
AB Volvo, Class B1,2	3,109,150	59,716
Kone OYJ, Class B1	672,424	59,114
Meggitt PLC[1,2]	16,575,118	54,968
CCR SA, ordinary nominative	22,941,700	51,759
Cathay Pacific Airways Ltd.[1,2]	73,196,180	50,935
International Growth and Income Fund — Page 3 of 9

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Alliance Global Group, Inc.[1,2]	350,520,000	$50,686
ASSA ABLOY AB, Class B1	1,955,340	45,640
Bunzl PLC[1]	1,268,338	40,921
VAT Group AG1	175,621	33,574
RELX PLC[1]	1,184,017	26,208
Experian PLC[1]	611,982	22,901
MTU Aero Engines AG1	102,178	16,994
Epiroc AB, Class B1	611,305	8,502
Epiroc AB, Class A1	581,564	8,441
Geberit AG1	23,104	13,690
Canadian National Railway Company (CAD denominated)	109,639	11,677
International Consolidated Airlines Group SA (CDI)[1]	4,631,854	5,623
International Consolidated Airlines Group SA (CDI)[1,3]	3,087,903	3,749
Aeroflot - Russian Airlines PJSC[1,2]	9,648,192	9,155
JGC Holdings Corp.[1]	521,598	5,418
Singapore Technologies Engineering Ltd[1]	1,309,400	3,337
		1,418,127
Utilities 6.00%
Enel SpA[1]	41,152,645	357,335
Ørsted AS1	1,229,185	169,548
Engie SA1,2	7,594,138	101,499
Brookfield Infrastructure Partners LP	1,678,131	80,015
National Grid PLC[1]	6,673,797	76,827
Iberdrola, SA, non-registered shares[1]	4,520,800	55,641
China Gas Holdings Ltd.[1]	18,122,800	51,681
Guangdong Investment Ltd.[1]	31,204,000	49,545
Endesa, SA1	1,401,487	37,483
ENN Energy Holdings Ltd.[1]	662,100	7,223
Brookfield Infrastructure Corp., Class A, subordinate voting shares[3]	60,208	3,337
		990,134
Communication services 5.46%
Nintendo Co., Ltd.[1]	299,800	170,430
Koninklijke KPN NV1	70,283,608	165,263
Vodafone Group PLC[1]	96,688,663	128,275
Tencent Holdings Ltd.[1]	1,588,400	105,777
América Móvil, SAB de CV, Series L (ADR)	5,652,858	70,604
SoftBank Corp.[1,3]	4,894,900	54,847
KT Corp. (ADR)	3,269,114	31,416
KT Corp.[1]	956,370	18,756
Shaw Communications Inc., Class B, nonvoting shares	2,398,874	43,778
BT Group PLC[1]	21,940,965	27,883
HKBN Ltd.[1]	13,936,000	26,544
Bharti Infratel Ltd.[1]	10,676,444	25,514
Perusahaan Perseroan (Persero) Telekomunikasi Indonesia Tbk PT, Class B1	131,891,300	22,754
Sea Ltd., Class A (ADR)[2]	30,187	4,650
Nippon Telegraph and Telephone Corp.[1]	180,300	3,689
		900,180
Materials 5.13%
Vale SA, ordinary nominative	10,900,393	114,732
Vale SA, ordinary nominative (ADR)	3,888,181	41,137
Linde PLC	606,500	144,426
Koninklijke DSM NV1	841,702	138,709
International Growth and Income Fund — Page 4 of 9

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Rio Tinto PLC[1]	1,496,930	$90,322
Asahi Kasei Corp.[1]	8,050,100	70,272
AngloGold Ashanti Ltd. (ADR)	1,994,126	52,605
LyondellBasell Industries NV	511,870	36,082
Alrosa PJSC[1]	28,747,745	27,291
Fortescue Metals Group Ltd.[1]	1,912,507	22,388
Barrick Gold Corp. (GBP denominated)	793,531	22,288
Wheaton Precious Metals Corp. (CAD denominated)	424,837	20,844
Air Liquide SA, non-registered shares[1]	131,018	20,790
Shin-Etsu Chemical Co., Ltd.[1]	116,300	15,180
Sika AG1	53,111	13,048
Givaudan SA1	2,814	12,128
Gerdau SA (ADR)	1,198,748	4,435
		846,677
Energy 4.27%
TC Energy Corp. (CAD denominated)	2,503,509	105,100
Total SE1,3	2,711,383	93,090
LUKOIL Oil Co. PJSC (ADR)[1]	1,598,922	92,448
Gazprom PJSC (ADR)[1]	20,118,588	87,527
Schlumberger Ltd.	4,334,898	67,451
Royal Dutch Shell PLC, Class B1	4,838,066	58,526
Royal Dutch Shell PLC, Class B (ADR)	179,297	4,343
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	102,572	1,269
Inter Pipeline Ltd.[3]	5,082,090	49,884
Enbridge Inc. (CAD denominated)	1,229,384	35,915
Reliance Industries Ltd.[1]	859,046	26,164
Rosneft Oil Company PJSC (GDR)[1]	4,981,954	24,444
Neste Oyj[1]	430,581	22,642
Galp Energia, SGPS, SA, Class B1	2,294,593	21,269
CNOOC Ltd.[1]	8,329,000	8,062
INPEX Corp.[1]	976,400	5,224
		703,358
Real estate 2.73%
Longfor Group Holdings Ltd.[1]	24,952,500	140,259
CK Asset Holdings Ltd.[1]	18,782,244	91,640
China Overseas Land & Investment Ltd.[1]	25,752,500	64,948
Link Real Estate Investment Trust REIT[1]	6,156,326	50,324
Brookfield Property Partners LP	2,830,512	34,051
KE Holdings Inc., Class A (ADR)[2]	529,420	32,453
Unibail-Rodamco-Westfield, non-registered shares REIT[1,3]	468,461	17,286
Vonovia SE1	205,800	14,142
Central Pattana PCL, foreign registered[1]	3,711,400	4,987
		450,090
Total common stocks (cost: $13,039,713,000)		15,371,507
Preferred securities 3.07% Information technology 1.81%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	6,920,928	298,590
International Growth and Income Fund — Page 5 of 9

unaudited
Preferred securities (continued) Consumer discretionary 0.67%	Shares	Value (000)
Hyundai Motor Co., Series 2, preferred shares[1]	943,537	$71,072
Volkswagen AG, nonvoting preferred shares[1,2]	242,995	39,107
		110,179
Materials 0.35%
Gerdau SA, preferred nominative	15,357,332	56,880
Financials 0.14%
Banco Bradesco SA, preferred nominative	6,661,490	23,024
Health care 0.10%
Sartorius AG, nonvoting preferred, non-registered shares[1]	41,862	17,197
Total preferred securities (cost: $446,362,000)		505,870
Short-term securities 4.26% Money market investments 4.26%
Capital Group Central Cash Fund 0.12%[4,5]	5,802,397	580,298
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.05%[4,6]	60,000,000	60,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[4,6]	50,000,000	50,000
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.02%[4,6]	6,880,918	6,881
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[4,6]	4,000,000	4,000
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.02%[4,6]	2,000,000	2,000
		703,179
Total short-term securities (cost: $703,091,000)		703,179
Total investment securities 100.53% (cost: $14,189,166,000)		16,580,556
Other assets less liabilities (0.53)%		(88,003)
Net assets 100.00%		$16,492,553
Investments in affiliates5

	Value of affiliate at 7/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 9/30/2020 (000)	Dividend income (000)
Short-term securities 3.52%
Money market investments 3.52%
Capital Group Central Cash Fund 0.12%[4]	$655,144	$318,183	$393,029	$13	$(13)	$580,298	$193
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $13,747,765,000, which represented 83.36% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $191,719,000, which represented 1.16% of the net assets of the fund.
[4]	Rate represents the seven-day yield at 9/30/2020.
[5]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[6]	Security purchased with cash collateral from securities on loan.
International Growth and Income Fund — Page 6 of 9

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
International Growth and Income Fund — Page 7 of 9

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2020 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$383,789	$2,425,597	$—	$2,809,386
Information technology	202,467	2,022,443	—	2,224,910
Consumer discretionary	52,841	1,821,379	—	1,874,220
Consumer staples	200,994	1,466,482	—	1,667,476
Health care	78,686	1,408,263	—	1,486,949
Industrials	131,385	1,286,742	—	1,418,127
Utilities	83,352	906,782	—	990,134
Communication services	150,448	749,732	—	900,180
Materials	436,549	410,128	—	846,677
Energy	262,693	440,665	—	703,358
Real estate	66,504	383,586	—	450,090
Preferred securities	79,904	425,966	—	505,870
Short-term securities	703,179	—	—	703,179
Total	$2,832,791	$13,747,765	$—	$16,580,556
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
International Growth and Income Fund — Page 8 of 9

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFP1-034-1120O-S78136	International Growth and Income Fund — Page 9 of 9